Income Taxes - Schedule of Tax Years of Major Tax Jurisdictions Subject to Examination (Detail)	12 Months Ended
Dec. 31, 2014
Earliest Tax Year [Member] | Canada [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2010
Earliest Tax Year [Member] | Mongolia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2010
Latest Tax Year [Member] | Canada [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2014
Latest Tax Year [Member] | Mongolia [Member]
Income Tax Examination [Line Items]
Tax years of major tax jurisdictions	2014